Wealth Management Transaction And Service Fees (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Wealth Management Transaction and Service Fees

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Current Products	458,503	1,022,077	1,777,202
Legacy Products	2,145,726	742,861	430,141

	2,604,229	1,764,938	2,207,343